                              AMERICAN AADVANTAGE
                                MILEAGE FUNDS(R)

                                  ANNUAL REPORT
                                DECEMBER 31, 2001




                             [AMR FRONT COVER IMAGE]




                                                      S&P 500 INDEX MILEAGE FUND


                           MANAGED BY AMR INVESTMENTS

                                [AA EAGLE LOGO]

About AMR Investments
--------------------------------

AMR Investments is an
experienced provider of
investment advisory services to
institutional and retail
markets. We act as manager of
the American AAdvantage Funds, a
family of diversified mutual
funds, and offer customized
fixed income portfolio
management services.

Our clients include defined
benefit plans, defined
contribution plans, foundations,
endowments, corporations, and
other institutional investors.

AMR Investments is a wholly
owned subsidiary of AMR
Corporation, the parent company
of American Airlines, Inc.

Incorporated in 1986, we are
directly responsible for the
investment management and
oversight of AMR Corporation's
defined benefit and defined
contribution plans, as well as
its fixed income investments.

                                    Contents
                                    --------------------------------------------
                                    President's Message.....................   1
                                    Performance Overview....................   2
                                    American AAdvantage
                                    S&P 500 Index Mileage Fund
                                       Statement of Assets and Liabilities..   4
                                       Statement of Operations..............   5
                                       Statement of Changes in Net Assets...   6
                                       Notes to Financial Statements........   7
                                       Financial Highlights.................  11
                                    State Street Equity 500 Index Portfolio
                                       Portfolio of Investments.............  14
                                       Statement of Assets and Liabilities..  20
                                       Statement of Operations..............  21
                                       Statement of Changes in Net Assets...  22
                                       Notes to Financial Statements........  23
                                       Financial Highlights.................  26
                                       Additional Information.........Back Cover

American AAdvantage Mileage Funds                              December 31, 2001

                                                            [BILL QUINN PICTURE]

FELLOW SHAREHOLDER:

Enclosed please find the 2001 Annual Report for the American AAdvantage S&P 500 Index Mileage Fund for the twelve months ended December 31, 2001.

     From an investor's perspective, the year ending 2001 was a very difficult year. Almost every stock index was down, as evidenced by declines of 5.5% in the Dow Jones Industrial Average, 11.9% in the S&P 500, and 20.1% in the NASDAQ Composite. These declines reflected a year marked by terrorism, military action, and the onset of a recession. Stock markets around the globe fell to their lowest levels in more than three years.

     The American AAdvantage S&P 500 Index Mileage Fund utilized a "passive" or "indexing" investment approach that attempts to replicate, before expenses, the performance of the Index. Therefore, the Fund had a return of -12.41% for the year ended December 31, 2001.

     Unfortunately, shareholders of the American AAdvantage S&P 500 Index Mileage Fund recently voted against the proposed reorganization of the Fund. As a result of this decision, the Fund has been closed and was liquidated effective February 28, 2002. Hence, we thank you for your previous investment.

                                            Sincerely,

                                            /s/ WILLIAM F. QUINN
                                            William F. Quinn
                                            President, American AAdvantage Funds

PERFORMANCE OVERVIEW
AMERICAN AADVANTAGE S&P 500 INDEX MILEAGE FUND
--------------------------------------------------------------------------------

     For the twelve months ended December 31, 2001, the annualized total return of the American AAdvantage S&P 500 Index Mileage Fund was - -12.4%, slightly unperforming the Lipper S&P 500 Index return of -12.2% and the S&P 500 Index return of -11.9%.

             COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
                 FOR THE PERIOD FROM 12/31/96* THROUGH 12/31/01

                            GROWTH OF $10,0000 CHART

                       S&P 500 MILEAGE   S&P 500 INDEX   LIPPER S&P 500 INDEX
                         10000.00         10000.00           10000.00
1997.................    13309.00         13326.00           13308.00
1998.................    17162.00         17159.00           17079.00
1999.................    20648.00         20760.00           20601.00
2000.................    18665.00         18871.00           18685.00
2001.................    16349.00         16629.00           16404.00

*   Inception of S&P 500 Index Fund

                         ANNUALIZED TOTAL RETURNS
                       ----------------------------
                          PERIODS ENDED 12/31/01      VALUE OF
                       ----------------------------    $10,000
                                            SINCE     12/31/96-
                       1 YEAR    5 YEARS   12/31/96   12/31/01
                       -------   -------   --------   ---------
S&P 500 Mileage(1)...  -12.41%    10.33%    10.33%     $16,349
S&P 500 Index........  -11.88%    10.70%    10.70%     $16,629
Lipper S&P 500
  Index..............  -12.21%    10.40%    10.40%     $16,404

1   Past performance is not indicative of future performance.
    The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

     Many investors are happy to put 2001 behind them as they look forward to 2002. Despite very strong performance in the equity markets in the fourth quarter, most equity indexes posted overall losses for the second year in a row. The Dow Jones Industrial Average lost 5% during the year and the Nasdaq Composite Index fell over 20%. The equity markets have not endured two consecutive down years since the 1970s. The only major U.S. equity index with a positive return for 2001 was the small cap Russell 2000(R), which gained 2.5%. Although many Wall Street strategists are predicting equity returns in the mid to high single digits for the coming year, there are risks remaining as valuations continue to be relatively high by historical standards.

     During the period, eight out of ten sectors within the S&P 500 Index produced negative returns. Basic materials and consumer discretionaries were the only two sectors with positive returns of 3.4% and 1.5% respectively. The worst performing sectors of the Index were utilities (down 30.6%) and information technology (down 25.7%)

     Among the many poorly performing stocks for the period, the worst performers within the S&P 500 Index were Enron (down 99.7%), Providian (down 93.8%), and Global Crossing (down 92.1%). Some of the top performers for the year included Office Depot (up 160.2%), JC Penney (up 154.6%), and Best Buy (up 151.9%).

     As we head into the new year, investors anticipate that the U.S. economy will move towards recovery. The Fund will continue to strive towards accomplishing its objective of closely replicating, before expenses, the return of its benchmark, the S&P 500 Index.

TOP TEN HOLDINGS

                                               % OF EQUITIES
                                               -------------
General Electric Co.                                3.8%
Microsoft Corp.                                     3.4%
ExxonMobil Corp.                                    2.6%
Citigroup, Inc.                                     2.5%
Wal-Mart Stores, Inc.                               2.5%
Pfizer, Inc.                                        2.4%
Intel Corp.                                         2.0%
IBM                                                 2.0%
American Int'l Group, Inc.                          2.0%
Johnson & Johnson                                   1.7%

PORTFOLIO STATISTICS

                                                       FUND
                                                       -----
Price/Earnings Ratio                                    21.5
Price/Book Ratio                                         3.4
Wtd. Avg. Mkt. Cap ($ bil)                             104.7

PERFORMANCE OVERVIEW
AMERICAN AADVANTAGE S&P 500 INDEX MILEAGE FUND -- (CONTINUED)
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS

                                                       FUND
                                                       -----
Financials                                             17.8%
Information Technology                                 17.5%
Health Care                                            14.4%
Consumer Discretionary                                 13.1%
Industrials                                            11.3%
Consumer Staples                                        8.2%
Energy                                                  6.7%
Telecommunication Services                              5.5%
Utilities                                               2.9%
Materials                                               2.6%

AMERICAN AADVANTAGE S&P 500 INDEX MILEAGE FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2001
--------------------------------------------------------------------------------
(in thousands, except share and per share amounts)

ASSETS:
    Investment in the State Street Equity 500 Index
     Portfolio, at value....................................  $  6,155
    Receivable for expense reimbursement (Note 2)...........         5
                                                              --------
        TOTAL ASSETS........................................     6,160
                                                              --------
LIABILITIES:
    Dividends payable.......................................         1
    Administrative service fees payable (Note 2)............         1
    Other liabilities.......................................        22
                                                              --------
        TOTAL LIABILITIES...................................        24
                                                              --------
NET ASSETS..................................................  $  6,136
                                                              ========

ANALYSIS OF NET ASSETS:
    Paid-in capital.........................................  $  6,482
    Accumulated net realized loss...........................      (807)
    Unrealized net appreciation of investments and futures
     contracts..............................................       461
                                                              --------
NET ASSETS..................................................  $  6,136
                                                              ========

SHARES OUTSTANDING (no par value)...........................   560,314
                                                              ========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE....  $  10.95
                                                              ========

                       See notes to financial statements.
--------------------------------------------------------------------------------

AMERICAN AADVANTAGE S&P 500 INDEX MILEAGE FUND

STATEMENT OF OPERATIONS
December 31, 2001
--------------------------------------------------------------------------------
(in thousands)

INVESTMENT INCOME ALLOCATED FROM PORTFOLIO:
    Income allocated from the State Street Equity 500 Index
     Portfolio..............................................  $  64
                                                              -----
        TOTAL INVESTMENT INCOME ALLOCATED FROM PORTFOLIO....     64
                                                              -----

FUND EXPENSES:
    Administrative service fees (Note 2)....................     14
    Transfer agency fees....................................      6
    Registration fees.......................................     18
    Distribution fees.......................................     12
    Other expenses..........................................      3
                                                              -----
        TOTAL FUND EXPENSES.................................     53
        Less reimbursement of fund expenses (Note 2)........    (29)
                                                              -----
        NET FUND EXPENSES...................................     24
                                                              -----
NET INVESTMENT INCOME.......................................     40
                                                              -----

REALIZED AND UNREALIZED LOSS ALLOCATED FROM PORTFOLIO:
    Net realized loss from investment transactions..........   (196)
    Net realized loss from futures transactions.............    (14)
    Change in net unrealized depreciation of investments and
     futures contracts......................................   (336)
                                                              -----
        NET LOSS ON INVESTMENTS.............................   (546)
                                                              -----
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $(506)
                                                              =====

                       See notes to financial statements.
--------------------------------------------------------------------------------

AMERICAN AADVANTAGE S&P 500 INDEX MILEAGE FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
(in thousands)

                                                                 YEAR ENDED
                                                                DECEMBER 31,
                                                              -----------------
                                                               2001      2000
                                                              -------   -------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Net investment income...................................  $    40   $    38
    Net realized loss on investments and futures
     transactions...........................................     (210)      (98)
    Change in net unrealized appreciation or depreciation of
     investments and futures contracts......................     (336)     (323)
                                                              -------   -------
        NET DECREASE IN NET ASSETS RESULTING FROM
        OPERATIONS..........................................     (506)     (383)
                                                              -------   -------
DISTRIBUTIONS TO SHAREHOLDERS:
    Net investment income...................................      (39)      (39)
                                                              -------   -------
        DISTRIBUTIONS TO SHAREHOLDERS.......................      (39)      (39)
                                                              -------   -------
CAPITAL SHARE TRANSACTIONS:
    Proceeds from sales of shares...........................    4,081     6,905
    Reinvestment of dividends and distributions.............       36        35
    Cost of shares redeemed.................................   (2,289)   (6,350)
                                                              -------   -------
        NET INCREASE IN NET ASSETS FROM CAPITAL SHARE
        TRANSACTIONS........................................    1,828       590
                                                              -------   -------
NET INCREASE IN NET ASSETS..................................    1,283       168
NET ASSETS:
    Beginning of period.....................................    4,853     4,685
                                                              -------   -------
    END OF PERIOD...........................................  $ 6,136   $ 4,853
                                                              =======   =======

                       See notes to financial statements.
--------------------------------------------------------------------------------

AMERICAN AADVANTAGE S&P 500 INDEX MILEAGE FUND

NOTES TO FINANCIAL STATEMENTS
December 31, 2001
--------------------------------------------------------------------------------

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     American AAdvantage Mileage Funds (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the "Act"), as amended, as a no load, open-end management investment company. The American AAdvantage S&P 500 Index Mileage Fund (the "Fund") is one of the ten funds offered under the Trust and commenced active operations on March 2, 1998. Information in these financial statements pertains only to the Fund.

     The Fund invests all of its investable assets in the State Street Equity 500 Index Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The value of such investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At December 31, 2001, the Fund's investment was 0.23% of the Portfolio.

     Prior to March 1, 2000, the Fund invested all of its investable assets in the BT Equity 500 Index Portfolio (the "BT Portfolio"). On March 1, 2000, the Fund withdrew its interest in the BT Portfolio. The Fund received a distribution of cash and securities from the BT Portfolio with a market value equal to the Fund's investment in the BT Portfolio at the close of business on February 29, 2000, which totaled approximately $4,722,000. The Fund immediately contributed those securities to the State Street Equity 500 Index Portfolio, which commenced operations on March 1, 2000.

     The State Street Equity 500 Index Portfolio and the BT Portfolio have identical investment objectives and fundamental policies. State Street Bank and Trust Company receives an annualized advisory fee of 0.045% of the Portfolio's average daily net assets. Bankers Trust Company received an annualized advisory fee of 0.075% of the BT Portfolio's average daily net assets.

     These financial statements relate to the Fund. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     AMR Investment Services, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

     The following is a summary of the significant accounting policies followed by the funds.

  Valuation of Investments

     Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

  Investment Income

     The Fund records its share of net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio each day. All net investment income and realized and unrealized gains (losses) of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

  Dividends

     Dividends from net investment income of the Fund normally will be declared and paid quarterly. Distributions of net realized capital gains earned by the Fund, if any, will be paid

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE S&P 500 INDEX MILEAGE FUND

December 31, 2001
--------------------------------------------------------------------------------

annually. Dividends are determined in accordance with income tax principles which may treat certain transactions differently than generally accepted accounting principles.

The tax character of distributions during the fiscal year ended December 31, 2000 and December 31, 2001 were as follows:

                                                                 YEAR ENDED
                                                                DECEMBER 31,
                                                              -----------------
                                                               2001      2000
                                                              -------   -------
DISTRIBUTIONS PAID FROM ORDINARY INCOME.....................  $38,641   $38,914

As of December 31, 2001 the components of accumulated earnings/(deficit) on a tax basis were as follows:

ACCUMULATED CAPITAL LOSSES..................................  $(313,621)*
UNREALIZED APPRECIATION/(DEPRECIATION)......................    (32,379)**
                                                              ---------
TOTAL ACCUMULATED EARNING/(DEFICIT).........................  $(346,000)
                                                              =========

---------------

(*) On December 31, 2001, the Fund had a net capital loss carryforward of approximately $313,621 which will expire in years 2006 through 2009. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed.

(**)The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains/(losses) on certain derivative instruments, the difference between book and tax amortization for premium and market discount, and the realization for tax purposes of unrealized gains/(losses) on investment in passive foreign investment companies.

  Federal Income and Excise Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all net investment income as well as any net realized capital gains on the sale of investments. Therefore, no federal income or excise tax provision is required. The Fund has a capital loss carryforward of $313,621 which expires in years 2006-2008.

  Deferred Organization Expenses

     Expenses incurred by the Fund in connection with its organization are being amortized on a straight-line basis over a five-year period.

  Expenses

     Expenses directly attributable to the Fund are charged to the Fund's operations. Expenses incurred by the Trust with respect to any two of more of the Funds are allocated in proportion to the net assets of each Fund, except where allocations of direct expenses to each Fund can otherwise be made fairly. Each share of each Fund bears equally those expenses that are allocated to the Fund as a whole.

  Valuation of Shares

     The price per share is calculated on each day on which shares are offered for sale and orders accepted or upon receipt of a redemption request. Net asset value per share is computed by dividing the value of the Fund's total assets (which includes the value of the Fund's investment in the Portfolio), less liabilities, by the number of Fund shares outstanding.
--------------------------------------------------------------------------------

AMERICAN AADVANTAGE S&P 500 INDEX MILEAGE FUND

December 31, 2001
--------------------------------------------------------------------------------

  Use of Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

2.   FEES AND TRANSACTIONS WITH AFFILIATES

  Administrative Services Agreement

     The Manager and the Trust entered into an Administrative Services Agreement that obligates the Manager to provide or oversee administrative and management services to the Fund. As compensation for performing the duties required under the Administrative Services Agreement, the Manager receives an annualized fee of ..30% of the Fund's average daily net assets. The Manager has contractually agreed to waive distribution fees and to reimburse the Fund for other expenses through December 31, 2001 to the extent that total annual fund operating expenses exceed 0.55% of average daily net assets.

  Distribution Plan

     The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the plan, as compensation for distribution assistance, the Manager receives an annual fee of .25% of the average daily net assets. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance. During the period ended December 31, 2001, the Manager waived distribution fees totaling $11,802.

  Other

     Certain officers or trustees of the Trust are also officers of the Manager or American. The Trust makes no direct payments to its officers. Unaffiliated trustees and their spouses are provided unlimited air transportation on American. However, the Trust compensates each Trustee with payments in an amount equal to the Trustee's income tax on the value of this free airline travel. For the year ended December 31, 2001, the cost of air transportation for the trustees was not material to any of the Funds. One trustee, as a retiree of American, already receives flight benefits. This trustee receives an annual retainer of $20,000 plus $1,250 for each Board meeting attended.

  Reimbursement of Expenses

     For the period ended December 31, 2001, the Manager reimbursed expenses totaling $17,219 to the Fund.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE S&P 500 INDEX MILEAGE FUND

December 31, 2001
--------------------------------------------------------------------------------

3.   CAPITAL SHARE TRANSACTIONS

     The tables below summarize the activity in capital shares of the Fund.

                                    FOR THE PERIOD ENDED     FOR THE PERIOD ENDED
                                     DECEMBER 31, 2001        DECEMBER 31, 2000
                                   ----------------------   ----------------------
                                    SHARES      AMOUNT       SHARES      AMOUNT
                                   --------   -----------   --------   -----------
Shares sold......................   373,500   $ 4,080,861    519,859   $ 6,905,093
Reinvestment of dividends........     3,297        35,723      2,557        34,639
Shares redeemed..................  (201,321)   (2,288,917)  (470,970)   (6,349,890)
                                   --------   -----------   --------   -----------
Net increase in capital shares
  outstanding....................   175,476   $ 1,827,667     51,446   $   589,842
                                   ========   ===========   ========   ===========

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE S&P 500 INDEX MILEAGE FUND

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
--------------------------------------------------------------------------------

                                           YEAR ENDED DECEMBER 31,     MARCH 2, TO
                                          --------------------------   DECEMBER 31,
                                           2001     2000(B)    1999        1998
                                          -------   -------   ------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD....  $ 12.61   $14.05    $11.78      $10.00
                                          -------   ------    ------      ------
INCOME FROM INVESTMENT OPERATIONS:(A)
    Net investment income...............     0.10     0.10      0.11        0.10
    Net realized and unrealized gain
      (loss) on investments and futures
      transactions......................    (1.67)   (1.44)     2.27        1.78
                                          -------   ------    ------      ------
Total from investment operations........    (1.57)   (1.34)     2.38        1.88
                                          -------   ------    ------      ------
LESS DISTRIBUTIONS:
    Dividends from net investment
      income............................    (0.09)   (0.10)    (0.11)      (0.10)
                                          -------   ------    ------      ------
Total distributions.....................    (0.09)   (0.10)    (0.11)      (0.10)
                                          -------   ------    ------      ------
NET ASSET VALUE, END OF PERIOD..........  $ 10.95   $12.61    $14.05      $11.78
                                          =======   ======    ======      ======
TOTAL RETURN............................  (12.41%)  (9.60%)   20.31%      18.92%(C)
RATIOS AND SUPPLEMENTAL DATA:
    Net assets, end of period (in
      thousands)........................  $ 6,136   $4,853    $4,685      $2,551
    Ratios to average net assets
      (annualized):(A)
        Net investment income...........    0.84%    0.71%     0.87%       1.00%
        Expenses........................    0.55%    0.55%     0.55%       0.55%
        Decrease reflected in above
          expense ratio due to
          absorption of expenses by
          State Street Bank, BT Alex
          Brown, and AMR Investment
          Services, Inc.................    0.61%    0.70%     1.17%       2.81%

---------------

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the BT Equity 500 Portfolio prior to March 1, 2000, and the State Street Bank Equity 500 Portfolio thereafter.

(B) On March 1, 2000, the Fund invested all of its investable assets in the State Street Bank Equity 500 Portfolio. Prior to March 1, 2000, the Fund invested all of its investable assets in the BT Equity 500 Portfolio.

(C) Not annualized.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE S&P 500 INDEX MILEAGE FUND
REPORT OF ERNST & YOUNG LLP INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

Shareholders and Board of Trustees
American AAdvantage S&P 500 Index Mileage Fund

     We have audited the accompanying statement of assets and liabilities of the American AAdvantage S&P 500 Index Mileage Fund, ("the Fund") (separate fund of the American AAdvantage Mileage Funds), as of December 31, 2001, and the related statements of operations for the year then ended and the statements of changes in net assets and the financial highlights for each of the two years then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial highlights of the American AAdvantage S&P 500 Index Mileage Fund for each of the two years in the period then ended were audited by other auditors whose report dated February 11, 2000, expressed an unqualified opinion on those statements.

     We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2001, by correspondence with the custodian or other audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the American AAdvantage S&P 500 Index Mileage Fund at December 31, 2001, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for each of the two years then ended, in conformity with accounting principles generally accepted in the United States.


                                                  /s/ ERNST & YOUNG LLP
Dallas, Texas
February 14, 2002

--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO
GROWTH OF A $10,000 INVESTMENT (A)
--------------------------------------------------------------------------------

                                 3/1/2000    6/30/2000    12/31/2000   6/30/2001   12/31/2001
                                ----------   ----------   ----------   ---------   ----------
Equity 500 Index Portfolio....  $10,000.00   $10,683.00   $ 9,759.00   $9,090.00   $ 8,587.00
S&P 500 Index(b)..............  $10,000.00   $10,686.00   $ 9,755.00   $9,102.00   $ 8,597.00

                           INVESTMENT PERFORMANCE (A)
                     FOR THE PERIOD ENDED DECEMBER 31, 2001

                                                                               TOTAL RETURN
                                                      TOTAL RETURN       AVERAGE ANNUALIZED SINCE
                                                        ONE YEAR        COMMENCEMENT OF OPERATIONS
                                                    DECEMBER 31, 2001         MARCH 1, 2000
                                                    -----------------   --------------------------
State Street Equity 500 Index Portfolio...........       -11.94%                  -7.95%
S&P 500 Index (b).................................       -11.89%                  -7.92%

(a) Total returns and performance graph information represent past performance and are not indicative of future results. Investment return and principal value of an investment will fluctuate so that a partner's share, when redeemed, may be worth more or less than its original cost.

(b) The Standard & Poor's 500 Composite Stock Price Index is an unmanaged capitalization-weighted index of 500 widely held stocks recognized by investors to be representative of the stock market in general.

--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS
December 31, 2001
--------------------------------------------------------------------------------

                                               MARKET
                                               VALUE
                                  SHARES       (000)
                                 ---------   ----------
COMMON STOCKS - 97.4%
AEROSPACE - 1.2%
Boeing Co......................    209,746   $    8,134
General Dynamics Corp..........     50,173        3,996
Lockheed Martin Corp...........    108,252        5,052
Northrop Grumman Corp..........     27,324        2,755
Raytheon Co....................     96,277        3,126
Rockwell Collins...............     44,787          873
United Technologies Corp.......    118,701        7,672
                                             ----------
                                                 31,608
                                             ----------

BASIC INDUSTRIES - 3.2%
Air Products & Chemicals,
  Inc..........................     57,785        2,711
Alcan Inc......................     80,834        2,904
Alcoa, Inc.....................    217,527        7,733
Allegheny Technologies, Inc....     19,254          323
Goodrich Co....................     25,267          673
Barrick Gold Corp..............    131,110        2,091
Bemis Co., Inc.................     12,953          637
Boise Cascade Corp.............     13,566          461
Dow Chemical Co................    226,153        7,639
Du Pont (E.I.) de Nemours &
  Co...........................    256,729       10,914
Eastman Chemical Co............     18,907          738
Engelhard Corp.................     32,024          886
Freeport-McMoRan Copper & Gold,
  Inc. Class B (a).............     35,271          472
Great Lakes Chemical Corp......     11,827          287
Hercules, Inc..................     26,442          264
Illinois Tool Works, Inc.......     75,954        5,144
Inco, Ltd. (a).................     44,587          755
International Paper Co.........    120,702        4,870
Kimberly-Clark Corp............    134,188        8,024
Mead Corp......................     24,259          749
Minnesota Mining &
  Manufacturing Co.............     98,644       11,661
Newmont Mining Corp............     47,885          915
Nucor Corp.....................     19,032        1,008
Phelps Dodge Corp..............     19,228          623
Placer Dome, Inc...............     80,275          876
PPG Industries, Inc............     42,795        2,213
Praxair, Inc...................     41,225        2,278
Rohm & Haas Co.................     56,613        1,961
Sealed Air Corp. (a)...........     20,518          838
Sigma Aldrich Corp.............     18,560          731
Temple-Inland, Inc.............     12,037          683
USX-U.S. Steel Group...........     21,730          394
Waters Corp. (a)...............     32,500        1,259
Westvaco Corp..................     24,718          703
Willamette Industries, Inc.....     28,178        1,469
Worthington Industries, Inc....     20,912          297
                                             ----------
                                                 86,184
                                             ----------

CAPITAL GOODS - 6.1%
Allied Waste Industries, Inc.
  (a)..........................     48,268          679
Ball Corp......................      6,738          476
Boston Scientific Corp. (a)....    101,921        2,458
Caterpillar, Inc...............     86,199        4,504
Cooper Industries, Inc.........     22,908          800

                                               MARKET
                                               VALUE
                                  SHARES       (000)
                                 ---------   ----------
Crane Co.......................     14,647   $      376
Cummins Inc....................      9,890          381
Deere & Co.....................     59,606        2,602
Dover Corp.....................     49,823        1,847
Emerson Electric Co............    106,838        6,101
General Electric Co............  2,484,757       99,589
Grainger W.W., Inc.............     23,150        1,111
HCA Inc........................    134,037        5,166
Ingersoll-Rand Co..............     41,233        1,724
ITT Industries, Inc............     21,483        1,085
Johnson Controls, Inc..........     21,243        1,715
Millipore Corp.................     11,482          697
Pall Corp......................     29,558          711
Parker-Hannifin Corp...........     28,642        1,315
TRW, Inc.......................     30,592        1,133
Tyco International, Ltd........    499,640       29,429
                                             ----------
                                                163,899
                                             ----------

CONSUMER BASICS - 20.6%
Abbott Laboratories............    386,670       21,557
Aetna, Inc.....................     34,848        1,150
Albertson's, Inc...............    101,943        3,210
Allergan, Inc..................     33,393        2,506
American Home Products Corp....    328,085       20,131
AmerisourceBergen Corp.........     25,177        1,600
Amgen, Inc. (a)................    261,968       14,783
Archer-Daniels-Midland Co......    168,429        2,417
Bard (C.R.), Inc...............     12,459          804
Bausch & Lomb, Inc.............     12,986          489
Baxter International, Inc......    149,305        8,007
Becton, Dickinson & Co.........     66,045        2,189
Biogen, Inc. (a)...............     38,140        2,187
Biomet, Inc....................     68,994        2,132
Black & Decker Corp............     19,888          750
Bristol-Myers Squibb Co........    485,391       24,755
Campbell Soup Co...............    102,853        3,072
Cardinal Health, Inc...........    112,439        7,270
Chiron Corp. (a)...............     48,258        2,116
Clorox Co......................     60,546        2,395
Coca-Cola Co...................    621,456       29,302
Coca-Cola Enterprises, Inc.....    114,392        2,167
Colgate-Palmolive Co...........    141,406        8,166
ConAgra, Inc...................    135,227        3,214
Corning, Inc...................    236,387        2,109
Costco Wholesale Corp. (a).....    112,399        4,988
CVS Corp.......................     99,971        2,959
Forest Laboratories, Inc.
  (a)..........................     44,340        3,634
General Mills, Inc.............     91,140        4,740
Genzyme Corp. (a)..............     52,800        3,161
Gillette Co....................    265,063        8,853
H.J. Heinz Co..................     87,607        3,602
Health Management Associates,
  Inc. Class A (a).............     60,500        1,113
HEALTHSOUTH Corp. (a)..........     95,409        1,414
Hershey Foods Corp.............     34,995        2,369
Humana, Inc. (a)...............     41,643          491
Immunex Corp. (a)..............    134,400        3,724
Johnson & Johnson..............    768,144       45,397
Kellogg Co.....................    102,258        3,078

                       See notes to financial statements.
--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO

December 31, 2001
--------------------------------------------------------------------------------

                                               MARKET
                                               VALUE
                                  SHARES       (000)
                                 ---------   ----------
King Pharmaceuticals, Inc.
  (a)..........................     61,991   $    2,612
Kroger Co. (a).................    202,219        4,220
Lilly (Eli) & Co...............    280,661       22,043
Manor Care, Inc. (a)...........     25,234          598
McKesson HBOC, Inc.............     72,247        2,702
MedImmune, Inc. (a)............     54,540        2,528
Medtronic, Inc.................    303,708       15,553
Merck & Co., Inc...............    569,639       33,495
Pactiv Corp. (a)...............     38,859          690
Pepsi Bottling Group, Inc......     70,348        1,653
PepsiCo, Inc...................    441,333       21,489
Pfizer, Inc....................  1,578,779       62,914
Pharmacia Inc..................    326,990       13,946
Philip Morris Cos., Inc........    542,575       24,877
Procter & Gamble Co............    323,496       25,598
Safeway, Inc. (a)..............    125,944        5,258
Sara Lee Corp..................    196,465        4,368
Schering-Plough Corp...........    364,781       13,063
Snap-On Inc....................     14,086          474
St. Jude Medical, Inc. (a).....     21,031        1,633
Stanley Works..................     20,925          975
Stryker Corp...................     49,713        2,902
SYSCO Corp.....................    168,121        4,408
Tenet Healthcare Corp. (a).....     80,949        4,753
Tupperware Corp................     14,177          273
Unilever NV ADR................    144,038        8,298
UnitedHealth Group, Inc........     79,090        5,597
UST Inc........................     39,952        1,398
Watson Pharmaceuticals, Inc.
  (a)..........................     25,946          815
Wellpoint Health Networks, Inc.
  (a)..........................     15,516        1,813
Winn-Dixie Stores, Inc.........     34,369          490
Wrigley Wm., Jr. Co............     56,972        2,927
Zimmer Holdings, Inc. (a)......     47,552        1,452
                                             ----------
                                                553,816
                                             ----------

CONSUMER DURABLES - 1.5%
AutoZone, Inc. (a).............     28,940        2,078
Avery Dennison Corp............     26,993        1,526
Best Buy Co. (a)...............     52,740        3,928
Cooper Tire & Rubber Co........     17,774          284
Dana Corp......................     36,253          503
Danaher Corp...................     36,519        2,203
Delphi Automotive Systems
  Corp.........................    144,065        1,968
Eaton Corp.....................     16,858        1,254
Ford Motor Co..................    461,071        7,248
General Motors Corp............    138,431        6,728
Genuine Parts Co...............     42,126        1,546
Goodyear Tire & Rubber Co......     38,927          927
Harley-Davidson, Inc...........     76,002        4,128
Leggett & Platt, Inc...........     48,057        1,105
Maytag Corp....................     18,639          578
PACCAR, Inc....................     18,702        1,227
Pitney Bowes, Inc..............     63,182        2,376
Visteon Corp...................     32,015          482

                                               MARKET
                                               VALUE
                                  SHARES       (000)
                                 ---------   ----------
Whirlpool Corp.................     16,357   $    1,199
                                             ----------
                                                 41,288
                                             ----------

CONSUMER NON-DURABLES - 7.2%
Adolph Coors Co. Class B.......      9,137          488
Alberto Culver Co. Class B.....     13,882          621
Anheuser-Busch Cos., Inc.......    225,433       10,192
Avon Products, Inc.............     60,017        2,791
Bed Bath & Beyond, Inc. (a)....     73,890        2,505
Big Lots, Inc. (a).............     27,718          288
Brown-Forman Corp., Class B....     16,755        1,049
Brunswick Corp.................     21,087          459
Circuit City Stores, Inc.......     50,967        1,323
Dillard's, Inc. Class A........     20,867          334
Dollar General Corp............     80,996        1,207
Eastman Kodak Co...............     74,233        2,185
Family Dollar Stores, Inc......     42,046        1,261
Federated Department Stores,
  Inc. (a).....................     48,402        1,980
Fortune Brands, Inc............     37,451        1,483
Gap, Inc.......................    216,555        3,019
Hasbro, Inc....................     42,201          685
Home Depot, Inc................    586,861       29,936
International Flavors &
  Fragrances, Inc..............     23,416          696
JC Penney & Co., Inc...........     64,443        1,733
Jones Apparel Group, Inc.
  (a)..........................     30,400        1,008
Kmart Corp. (a)................    119,971          655
Kohl's Corp. (a)...............     83,097        5,853
Limited, Inc...................    104,377        1,536
Liz Claiborne, Inc.............     12,837          639
Lowe's Cos., Inc...............    193,777        8,993
Mattel, Inc....................    110,705        1,904
May Department Stores Co.......     75,782        2,802
Newell Rubbermaid, Inc.........     65,258        1,799
NIKE, Inc. Class B.............     68,265        3,839
Nordstrom, Inc.................     32,817          664
Office Depot, Inc. (a).........     72,917        1,352
Radioshack Corp................     45,410        1,367
Reebok International, Ltd.
  (a)..........................     14,236          377
Sears Roebuck & Co.............     82,609        3,935
Staples, Inc. (a)..............    117,246        2,192
Starbucks Corp. (a)............     93,094        1,773
SuperValu, Inc.................     32,230          713
Target Corp....................    226,533        9,299
Tiffany & Co...................     35,787        1,126
TJX Cos., Inc..................     71,119        2,835
Toys "R" Us, Inc. (a)..........     48,352        1,003
V.F. Corp......................     27,272        1,064
Wal-Mart Stores, Inc...........  1,118,127       64,348
Walgreen Co....................    255,876        8,613
                                             ----------
                                                193,924
                                             ----------

CONSUMER SERVICES - 1.5%
AMR Corp. (a)..................     37,676          835
Carnival Corp..................    147,023        4,128
Convergys Corp. (a)............     41,870        1,570
Darden Restaurants, Inc........     28,948        1,025
Delta Air Lines, Inc...........     30,149          882

                       See notes to financial statements.
--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO

December 31, 2001
--------------------------------------------------------------------------------

                                               MARKET
                                               VALUE
                                  SHARES       (000)
                                 ---------   ----------
Harrah's Entertainment, Inc.
  (a)..........................     28,675   $    1,061
Hilton Hotels Corp.............     90,327          986
Marriott International, Inc.
  Class A......................     62,392        2,536
McDonald's Corp................    325,064        8,604
Sabre Holdings Corp. Class A
  (a)..........................     32,561        1,379
Sapient Corp. (a)..............     30,093          232
Southwest Airlines Co..........    191,746        3,544
Starwood Hotels & Resorts
  Worldwide, Inc. Class B......     48,648        1,452
Tricon Global Restaurants, Inc.
  (a)..........................     35,996        1,771
USAirways Group, Inc. (a)......     16,397          104
Walt Disney Co.................    510,552       10,579
Wendy's International, Inc.....     27,786          811
                                             ----------
                                                 41,499
                                             ----------

ELECTRICAL EQUIPMENT - 0.6%
American Power Conversion Corp.
  (a)..........................     46,956          680
CIENA Corp. (a)................     80,131        1,146
Molex, Inc.....................     47,811        1,480
Power-One, Inc. (a)............     18,992          197
Tektronix, Inc. (a)............     22,917          591
Texas Instruments, Inc.........    436,351       12,218
Thomas & Betts Corp............     14,222          301
                                             ----------
                                                 16,613
                                             ----------
ELECTRONICS - 2.0%
Agilent Technologies, Inc.
  (a)..........................    115,750        3,300
Altera Corp. (a)...............     98,227        2,085
Analog Devices, Inc. (a).......     90,307        4,009
Applied Micro Circuits Corp.
  (a)..........................     73,616          833
Broadcom Corp. (a).............     65,766        2,688
Conexant Systems, Inc. (a).....     60,517          869
JDS Uniphase Corp. (a).........    331,935        2,878
KLA Tencor Corp. (a)...........     47,505        2,353
Lexmark International Group,
  Inc. Class A (a).............     31,409        1,853
Linear Technology Corp.........     79,934        3,114
Maxim Integrated Products, Inc.
  (a)..........................     82,040        4,307
Novellus Systems, Inc. (a).....     34,858        1,375
NVIDIA Corp. (a)...............     35,900        2,402
QLogic Corp. (a)...............     22,610        1,006
QUALCOMM, Inc. (a).............    190,037        9,591
Sanmina Corp. (a)..............    130,431        2,594
Solectron Corp. (a)............    205,046        2,313
Teradyne, Inc. (a).............     42,677        1,286
Vitesse Semiconductor Corp.
  (a)..........................     44,943          559
Xilinx, Inc. (a)...............     83,790        3,272
                                             ----------
                                                 52,687
                                             ----------

ENERGY - 6.7%
Amerada Hess Corp..............     21,845        1,365
Anadarko Petroleum Corp........     63,013        3,582
Apache Corp....................     33,749        1,683
Ashland, Inc...................     16,903          779

                                               MARKET
                                               VALUE
                                  SHARES       (000)
                                 ---------   ----------
Baker Hughes, Inc..............     85,078   $    3,103
Burlington Resources, Inc......     54,922        2,062
Calpine Corp. (a)..............     73,121        1,228
ChevronTexaco Corp.............    266,181       23,853
Conoco, Inc....................    156,163        4,419
Constellation Energy Group.....     40,071        1,064
Devon Energy Corp..............     31,737        1,227
El Paso Corp...................    128,707        5,742
EOG Resources, Inc.............     28,348        1,109
ExxonMobil Corp................  1,712,989       67,320
Halliburton Co.................    109,842        1,439
Kerr-McGee Corp................     24,514        1,343
Kinder Morgan, Inc.............     28,015        1,560
McDermott International, Inc.
  (a)..........................     15,030          184
Mirant Corp. (a)...............     87,159        1,396
Nabors Industries, Inc. (a)....     35,923        1,233
Noble Drilling Corp. (a).......     32,874        1,119
Occidental Petroleum Corp......     94,730        2,513
Phillips Petroleum Co..........     94,565        5,699
Progress Energy, Inc...........     55,577        2,503
Rowan Cos., Inc. (a)...........     23,121          448
Royal Dutch Petroleum Co. ADR..    535,624       26,256
Schlumberger, Ltd..............    144,570        7,944
Sempra Energy..................     50,480        1,239
Sunoco, Inc....................     20,548          767
Transocean Sedco Forex, Inc....     81,421        2,754
Unocal Corp....................     62,485        2,254
Marathon Oil Corp..............     79,119        2,374
                                             ----------
                                                181,561
                                             ----------

FINANCE - 17.9%
AFLAC, Inc.....................    132,283        3,249
Allstate Corp..................    183,002        6,167
Ambac Financial Group, Inc.....     25,934        1,501
American Express Co............    334,389       11,934
American International Group,
  Inc..........................    655,103       52,015
AmSouth Bancorp................     90,702        1,714
AON Corp.......................     67,027        2,381
Bank of America Corp...........    393,997       24,802
Bank of New York Co., Inc......    185,475        7,567
Bank One Corp..................    292,517       11,423
BB&T Corp......................    110,151        3,978
Bear Stearns Cos., Inc.........     22,623        1,327
Capital One Financial Corp.....     52,821        2,850
Charter One Financial, Inc.....     53,146        1,443
Chubb Corp.....................     44,088        3,042
CIGNA Corp.....................     37,735        3,496
Cincinnati Financial Corp......     39,400        1,503
Citigroup, Inc.................  1,288,365       65,037
Comerica, Inc..................     45,721        2,620
Concord EFS, Inc. (a)..........    121,186        3,973
Conseco, Inc. (a)..............     82,732          369
Countrywide Credit Industries,
  Inc..........................     28,997        1,188
Equifax, Inc...................     35,030          846
Equity Office Properties
  Trust........................    102,500        3,083

                       See notes to financial statements.
--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO

December 31, 2001
--------------------------------------------------------------------------------

                                               MARKET
                                               VALUE
                                  SHARES       (000)
                                 ---------   ----------
Equity Residential Properties
  Trust........................     65,700   $    1,886
Fannie Mae.....................    249,719       19,853
Federal Home Loan Mortgage
  Corp.........................    175,055       11,449
Fifth Third Bancorp............    144,660        8,908
Fiserv, Inc. (a)...............     48,046        2,033
FleetBoston Financial Corp.....    261,731        9,553
Franklin Resources, Inc........     67,123        2,367
Golden West Financial Corp.....     40,775        2,400
Hartford Financial Services
  Group, Inc...................     59,600        3,745
Household International
  Corp.........................    117,002        6,779
Huntington Bancshares, Inc.....     61,483        1,056
J.P. Morgan Chase & Co.........    495,481       18,011
Jefferson-Pilot Corp...........     37,271        1,725
John Hancock Financial
  Services, Inc................     77,700        3,209
KeyCorp........................    107,815        2,624
Lehman Brothers Holdings,
  Inc..........................     61,645        4,118
Lincoln National Corp..........     48,139        2,338
Loews Corp.....................     49,932        2,765
Marsh & McLennan Cos., Inc.....     69,446        7,462
MBIA, Inc......................     36,329        1,948
MBNA Corp......................    214,883        7,564
Mellon Financial Corp..........    119,279        4,487
Merrill Lynch & Co., Inc.......    210,689       10,981
MetLife, Inc...................    186,984        5,924
MGIC Investment Corp...........     26,245        1,620
Moody's Corp...................     38,620        1,539
Morgan Stanley Dean Witter &
  Co...........................    274,605       15,361
National City Corp.............    150,153        4,391
Northern Trust Corp............     56,077        3,377
Paychex, Inc...................     94,040        3,295
PNC Financial Services, Group
  Inc..........................     72,256        4,061
Progressive Corp...............     18,694        2,791
Providian Financial Corp.......     69,919          248
Regions Financial Corp.........     55,690        1,673
SAFECO Corp....................     31,298          975
Schwab (Charles) Corp..........    346,052        5,353
SouthTrust Corp................     87,210        2,146
St. Paul Cos., Inc.............     54,429        2,393
State Street Corp..............     81,726        4,270
Stilwell Financial, Inc........     53,659        1,461
SunTrust Banks, Inc............     72,950        4,574
Synovus Financial Corp.........     71,060        1,780
T. Rowe Price Group, Inc.......     30,016        1,043
Torchmark Corp.................     30,751        1,210
U.S. Bancorp...................    488,575       10,226
Union Planters Corp............     33,600        1,516
UnumProvident Corp.............     59,112        1,567
USA Education, Inc.............     41,015        3,446
Wachovia Corp..................    340,838       10,689
Washington Mutual, Inc.........    221,475        7,242
Wells Fargo Co.................    428,381       18,613

                                               MARKET
                                               VALUE
                                  SHARES       (000)
                                 ---------   ----------
XL Capital, Ltd. Class A.......     33,650   $    3,074
Zions Bancorp..................     22,561        1,186
                                             ----------
                                                481,813
                                             ----------

GENERAL BUSINESS - 2.9%
American Greetings Corp. Class
  A............................     15,574          215
Automatic Data Processing,
  Inc..........................    156,874        9,240
Cendant Corp. (a)..............    243,621        4,777
Cintas Corp....................     41,428        1,989
Clear Channel Communications,
  Inc. (a).....................    148,922        7,582
Comcast Corp. Special Class A
  (a)..........................    237,415        8,547
Computer Sciences Corp. (a)....     43,297        2,121
Deluxe Corp....................     17,307          720
Dow Jones & Co., Inc...........     21,109        1,155
Ecolab, Inc....................     31,286        1,259
First Data Corp................     95,515        7,493
Fluor Corp.....................     19,395          725
Gannett Co., Inc...............     66,091        4,443
H&R Block, Inc.................     44,738        2,000
IMS Health, Inc................     72,156        1,408
Interpublic Group Cos., Inc....     95,054        2,808
KB Home........................     10,857          435
Knight-Ridder, Inc.............     21,029        1,365
McGraw-Hill, Inc...............     49,486        3,018
Meredith Corp..................     12,204          435
New York Times Co. Class A.....     39,014        1,687
Omnicom Group, Inc.............     46,582        4,162
Quintiles Transnational Corp.
  (a)..........................     28,594          460
R.R. Donnelley & Sons Co.......     28,742          853
Robert Half International, Inc.
  (a)..........................     42,808        1,143
TMP Worldwide, Inc. (a)........     26,023        1,116
Tribune Co.....................     75,621        2,831
Waste Management, Inc..........    156,447        4,992
                                             ----------
                                                 78,979
                                             ----------

SHELTER - 0.4%
Centex Corp....................     14,477          827
Georgia-Pacific Group..........     58,185        1,606
Louisiana Pacific Corp.........     25,545          216
Masco Corp.....................    116,774        2,861
Pulte Corp.....................     14,401          643
Sherwin-Williams Co............     38,092        1,048
Vulcan Materials Co............     24,791        1,188
Weyerhaeuser Co................     54,409        2,942
                                             ----------
                                                 11,331
                                             ----------

TECHNOLOGY - 14.2%
Adobe Systems, Inc.............     61,386        1,906
Advanced Micro Devices, Inc.
  (a)..........................     84,270        1,337
Apple Computer, Inc. (a).......     89,719        1,965
Applera Corp. - Applied
  Biosystems Group.............     51,740        2,032
Applied Materials, Inc. (a)....    204,837        8,214

                       See notes to financial statements.
--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO

December 31, 2001
--------------------------------------------------------------------------------

                                               MARKET
                                               VALUE
                                  SHARES       (000)
                                 ---------   ----------
Autodesk, Inc..................     13,231   $      493
BMC Software, Inc. (a).........     59,654          977
Cisco Systems, Inc. (a)........  1,829,171       33,126
Citrix Systems, Inc. (a).......     45,254        1,025
COMPAQ Computer Corp...........    424,671        4,145
Computer Associates
  International, Inc...........    143,859        4,962
Compuware Corp. (a)............     90,090        1,062
Dell Computer Corp. (a)........    649,206       17,645
Electronic Data Systems
  Corp.........................    117,671        8,066
EMC Corp.......................    554,382        7,451
Gateway, Inc. (a)..............     79,076          636
Guidant Corp. (a)..............     77,283        3,849
Hewlett-Packard Co.............    487,753       10,018
Honeywell International,
  Inc..........................    204,232        6,907
Intel Corp.....................  1,681,670       52,889
International Business Machines
  Corp.........................    431,405       52,183
International Game Technology
  (a)..........................     18,123        1,238
Intuit, Inc. (a)...............     53,470        2,287
Jabil Circuit, Inc. (a)........     46,799        1,063
LSI Logic Corp. (a)............     88,540        1,397
Mercury Interactive Corp.
  (a)..........................     20,237          688
Micron Technology, Inc. (a)....    149,859        4,646
Microsoft Corp. (a)............  1,348,656       89,375
National Semiconductor Corp.
  (a)..........................     42,518        1,309
NCR Corp. (a)..................     23,649          872
Network Appliance, Inc. (a)....     79,708        1,743
Novell, Inc. (a)...............     88,215          405
Oracle Systems Corp. (a).......  1,401,509       19,355
Palm, Inc. (a).................    138,886          539
Parametric Technology Corp.
  (a)..........................     64,737          503
PeopleSoft, Inc. (a)...........     75,123        3,020
PerkinElmer, Inc...............     32,191        1,127
PMC-Sierra, Inc. (a)...........     40,322          857
Rockwell International Corp....     44,787          800
Scientific-Atlanta, Inc........     39,921          956
Siebel Systems, Inc. (a).......    114,732        3,210
Sun Microsystems, Inc. (a).....    817,269       10,052
Symbol Technologies, Inc.......     55,500          881
Tellabs, Inc. (a)..............    100,185        1,498
Textron, Inc...................     34,531        1,432
Thermo Electron Corp...........     44,389        1,059
Unisys Corp. (a)...............     77,514          972
VERITAS Software Corp. (a).....     99,959        4,481
Xerox Corp.....................    170,039        1,772
Yahoo!, Inc. (a)...............    145,024        2,574
                                             ----------
                                                380,999
                                             ----------

TELECOMMUNICATIONS - 7.8%
ADC Telecommunications, Inc.
  (a)..........................    191,459          881
Andrew Corp. (a)...............     19,974          437
AOL Time Warner, Inc. (a)......  1,107,356       35,546
AT&T Corp......................    885,966       16,071
AT&T Wireless Services, Inc.
  (a)..........................    635,728        9,135

                                               MARKET
                                               VALUE
                                  SHARES       (000)
                                 ---------   ----------
Avaya, Inc. (a)................     69,515   $      845
BellSouth Corp.................    467,793       17,846
CenturyTel, Inc................     34,535        1,133
Citizens Communications Co.
  (a)..........................     69,842          745
Comverse Technology, Inc. (a)..     45,440        1,016
Lucent Technologies, Inc.......    859,409        5,406
Motorola, Inc..................    551,791        8,288
Nextel Communications, Inc.
  Class A (a)..................    195,939        2,147
Nortel Networks Corp...........    795,417        5,966
Qwest Communications
  International, Inc...........    414,435        5,856
SBC Communications, Inc........    841,679       32,969
Univision Communications, Inc.
  Class A (a)..................     53,610        2,169
Verizon Communications.........    679,797       32,263
Viacom, Inc. Class B (a).......    444,341       19,618
WorldCom, Inc..................    738,640       10,400
                                             ----------
                                                208,737
                                             ----------

TRANSPORTATION - 0.6%
Burlington Northern, Inc.......     99,181        2,829
CSX Corp.......................     52,299        1,833
FedEx Corp. (a)................     77,293        4,010
Navistar International Corp....     14,504          573
Norfolk Southern Corp..........     94,254        1,728
Ryder Systems, Inc.............     13,865          307
Union Pacific Corp.............     62,415        3,558
                                             ----------
                                                 14,838
                                             ----------

UTILITIES - 3.0%
AES Corp. (a)..................    136,343        2,229
Allegheny Energy, Inc..........     30,555        1,107
Alltel Corp....................     78,156        4,825
Ameren Corp....................     33,557        1,419
American Electric Power Co.,
  Inc..........................     81,019        3,527
Cinergy Corp...................     38,949        1,302
CMS Energy Corp................     32,338          777
Consolidated Edison, Inc.......     54,467        2,198
Dominion Resources, Inc........     65,285        3,924
DTE Energy Co..................     40,371        1,693
Duke Energy Corp. NPV..........    194,679        7,643
Dynegy, Inc. Class A...........     82,208        2,096
Edison International...........     79,792        1,205
Entergy Corp...................     56,674        2,217
Exelon Corp....................     80,681        3,863
FirstEnergy Corp...............     75,458        2,639
FPL Group, Inc.................     45,008        2,538
KeySpan Corp...................     33,643        1,166
Niagara Mohawk Holdings, Inc.
  (a)..........................     38,765          687
NICOR, Inc.....................     11,144          464
NiSource, Inc..................     50,611        1,167
Peoples Energy Corp............      8,299          315
PG&E Corp......................     94,845        1,825
Pinnacle West Capital Corp.....     20,781          870
PPL Corp.......................     35,741        1,246

                       See notes to financial statements.
--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO

December 31, 2001
--------------------------------------------------------------------------------

                                               MARKET
                                               VALUE
                                  SHARES       (000)
                                 ---------   ----------
Public Service Enterprise
  Group, Inc...................     53,371   $    2,252
Reliant Energy, Inc............     72,856        1,932
Southern Co....................    171,237        4,341
Sprint Corp. (Fon Group).......    221,391        4,446
Sprint Corp. (PCS Group) (a)...    246,845        6,025
TECO Energy, Inc...............     33,200          871
TXU Corp.......................     64,715        3,051
Williams Cos...................    129,163        3,296
Xcel Energy, Inc...............     87,095        2,416
                                             ----------
                                                 81,572
                                             ----------
    TOTAL COMMON STOCKS (COST
      $2,357,647,405)..........               2,621,348
                                             ----------
                                    PAR
                                  AMOUNT
                                   (000)
                                 ---------
GOVERNMENT AND AGENCY SECURITIES - 0.3%
United States Treasury Bill
  (b)(c) 1.65% due 03/14/02....  $   8,235   $    8,208
                                             ----------
    TOTAL GOVERNMENT AND AGENCY
      SECURITIES (COST
      $8,207,824)..............                   8,208
                                             ----------
                                  SHARES
                                 ---------
SHORT TERM INVESTMENTS - 4.5%
AIM Short Term Investment Prime
  Portfolio....................     61,912       61,912
State Street Navigator
  Securities Lending Prime
  Portfolio (d)................     60,799       60,799
Money Market Obligations
  Trust........................          3            3
                                             ----------
    TOTAL SHORT TERM
      INVESTMENTS (COST
      $122,714,230)............                 122,714
                                             ----------
TOTAL INVESTMENTS - 102.2%
  (COST $2,488,569)............               2,752,270
                                             ----------
OTHER ASSETS AND LIABILITIES
NET - (2.2%)...................                 (59,972)
                                             ----------
NET ASSETS - 100%..............              $2,692,298
                                             ==========

---------------

(a)
    Non-income producing security.

(b) Held as collateral in connection with futures contracts purchased by the Portfolio.

(c) Rate represents annualized yield at date of purchase.

(d) Security represents investment made with cash collateral received from securities loaned.

ABBREVIATIONS

ADR - American Depositary Receipt
NV  - Non-voting

SCHEDULE OF FUTURES CONTRACTS

                                                                           UNREALIZED
                                                              NUMBER OF   DEPRECIATION
                                                              CONTRACTS      (000)
                                                              ---------   ------------
S&P 500 Financial Futures Contracts Expiration date
  03/2002...................................................     230         $1,224
                                                                             ------
Total unrealized appreciation on Open futures contracts
  purchased.................................................                 $1,224
                                                                             ======

                       See notes to financial statements.
--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2001
--------------------------------------------------------------------------------

                                                              (AMOUNTS IN THOUSANDS)
ASSETS
    Investments at market (identified cost $2,488,569)......               $2,752,270
    Receivables:
        Investments sold....................................                      453
        Dividends and interest..............................                    2,777
                                                                           ----------
        TOTAL ASSETS........................................                2,755,500
                                                                           ----------
LIABILITIES
    Payables:
        Investments purchased...............................               $    1,720
        Due upon return of securities loaned................                   60,799
        Management fees (Note 4)............................                      102
        Daily variation margin on futures contracts.........                      581
                                                                           ----------
        TOTAL LIABILITIES...................................                   63,202
                                                                           ----------
NET ASSETS..................................................               $2,692,298
                                                                           ==========
COMPOSITION OF NET ASSETS
    Paid-in capital.........................................               $2,427,373
    Net unrealized appreciation on investments and futures
     contracts..............................................                  264,925
                                                                           ----------
NET ASSETS..................................................               $2,692,298
                                                                           ==========

                       See notes to financial statements.
--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2001
--------------------------------------------------------------------------------

                                                              (AMOUNTS IN THOUSANDS)
INVESTMENT INCOME
    Dividends (net of foreign taxes withheld of $260).......                $  35,575
    Interest................................................                    2,845
                                                                            ---------
        TOTAL INVESTMENT INCOME.............................                   38,420
EXPENSES
    Management fees (Note 4)................................                $   1,252
                                                                            ---------
        TOTAL EXPENSES......................................                    1,252
                                                                            ---------
NET INVESTMENT INCOME.......................................                   37,168
                                                                            ---------
REALIZED AND UNREALIZED LOSS
    Net realized loss on:
        Investments and foreign currency transactions.......                 (130,959)
        Futures contracts...................................                  (12,772)
                                                                            ---------
                                                                             (143,731)
    Net change in unrealized appreciation/(depreciation) on:
        Investments and foreign currency transactions.......                 (265,286)
        Futures contracts...................................                    2,958
                                                                            ---------
                                                                             (262,328)
                                                                            ---------
Net realized and unrealized loss............................                 (406,059)
                                                                            ---------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS........                $(368,891)
                                                                            =========

                       See notes to financial statements.
--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                    FOR THE YEAR   FOR THE PERIOD
                                                       ENDED           ENDED
                                                    DECEMBER 31,    DECEMBER 31,
                                                        2001           2000*
                                                    ------------   --------------
                                                       (AMOUNTS IN THOUSANDS)
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
    Net investment income.........................   $   37,168      $   24,343
    Net realized loss.............................     (143,731)        (51,513)
    Net change in unrealized depreciation.........     (262,328)       (145,536)
                                                     ----------      ----------
        NET DECREASE IN NET ASSETS RESULTING FROM
          OPERATIONS..............................     (368,891)       (172,706)
                                                     ----------      ----------
CAPITAL TRANSACTIONS
    Proceeds from contributions...................      720,722       3,861,947
    Fair value of withdrawals.....................     (616,804)       (731,970)
                                                     ----------      ----------
        NET INCREASE IN NET ASSETS FROM CAPITAL
          TRANSACTIONS............................      103,918       3,129,977
                                                     ----------      ----------
TOTAL NET INCREASE/(DECREASE) IN NET ASSETS.......     (264,973)      2,957,271
NET ASSETS
    BEGINNING OF PERIOD...........................    2,957,271              --
                                                     ----------      ----------
    END OF PERIOD.................................   $2,692,298      $2,957,271
                                                     ==========      ==========

---------------

*   The Portfolio commenced operations on March 1, 2000.

                       See notes to financial statements.
--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
December 31, 2001
--------------------------------------------------------------------------------

1.   ORGANIZATION

     State Street Master Funds (the "Trust") is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust comprises five investment portfolios: The State Street Equity 500 Index Portfolio, the State Street Equity 400 Index Portfolio, the State Street Equity 2000 Index Portfolio, the State Street MSCI(R) EAFE(R) Index Portfolio, and the State Street Aggregate Bond Index Portfolio. Information presented in these financial statements pertains only to the State Street Equity 500 Index Portfolio (the "Portfolio"). At December 31, 2001, only State Street MSCI(R) EAFE(R) Index Portfolio and the State Street Equity 500 Index Portfolio had commenced operations. The Declaration of the Trust permits the Board of Trustees to issue an unlimited number of shares of beneficial interest.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The Portfolio's financial statements are prepared in accordance with generally accepted accounting principles that require the use of management estimates. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

  Security valuation

     The Portfolio's investments are valued each business day by independent pricing services. Equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. Investments in other mutual funds are valued at the net asset value per share. Over-the-counter equities, fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price.

     Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security.

     The Portfolio may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

  Securities transactions and investment income

     Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

     All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio based on each investor's average net assets.

--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO

December 31, 2001
--------------------------------------------------------------------------------

  Federal income taxes

     The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been "passed through" to the Portfolio's interest holders in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

  Futures

     The Portfolio may enter into financial futures contracts. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the portfolio. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio is required to segregate securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.

     The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

  Securities Lending

     The Trust, on behalf of the Portfolio, entered into a Securities Lending Agreement (the "Agreement") with State Street Bank and Trust Company ("State Street"). Under the terms of the Agreement, the Portfolio may lend portfolio securities to qualified borrowers in order to earn additional income. The Agreement requires that loans are secured at all times by cash, U.S. Government Securities or irrevocable lines of credit in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities), plus accrued interest and dividends, determined on a daily basis. Proceeds collected by State Street on investment of cash collateral or any fee income is allocated as follows: 75% to the Portfolio and 25% to State Street.

     The primary risk associated with securities lending is that if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Portfolio could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At December 31, 2001, the value of the securities loaned amounted to $58,241,608. The loans were collateralized with cash of $60,798,725, which the Portfolio then invested in the State Street Navigator Securities Lending Prime Portfolio.

3.   SECURITIES TRANSACTIONS

     For the period ended December 31, 2001, purchases and sales of investment securities, excluding short-term investments and futures contracts, aggregated to $555,450,402 and $456,069,197, respectively. The aggregate gross unrealized appreciation and depreciation were $535,727,395 and $272,026,746, respectively, as of December 31, 2001.

--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO

December 31, 2001
--------------------------------------------------------------------------------

4.   RELATED PARTY FEES AND TRANSACTIONS

     The Portfolio has entered into an investment advisory agreement with SSgA Funds Management, Inc. ("SSgA"), a subsidiary of State Street Corp. and an affiliate of State Street, under which SSgA, directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. The Trust has contracted with State Street to provide custody, administration and transfer agent services to the Portfolio. In compensation for SSgA's services as investment adviser and for State Street's services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal and audit expenses), SSgA receives a management fee, calculated daily, at the annual rate of 0.045% of the Portfolio's average daily net assets.

--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

     The following table includes selected supplemental data and ratios to average net assets:

                                                      FOR THE      FOR THE PERIOD
                                                     YEAR ENDED        ENDED
                                                    DECEMBER 31,    DECEMBER 31,
                                                        2001           2000*
                                                    ------------   --------------
SUPPLEMENTAL DATA AND RATIOS:
    Net assets, end of period (in thousands)......   $2,692,298      $2,957,271
    Ratios to average net assets:
         Operating expenses.......................       0.045%          0.045%**
         Net investment income....................        1.34%           1.14%**
    Portfolio turnover rate.......................          14%             18%
    Total return (a)..............................     (11.94)%         (2.41)%***

---------------

*   The Portfolio commenced operations on March 1, 2000.

**  Annualized

*** Not Annualized

(a) Results represent past performance and are not indicative of future results.

--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO
REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Board of Trustees of State Street Master Funds and
Owners of Beneficial Interest of State Street Equity 500 Index Portfolio:

     We have audited the accompanying statements of assets and liabilities, including the portfolio of investments and schedule of futures contracts, of the State Street Equity 500 Index Portfolio (one of the portfolios constituting State Street Master Funds)(the "Portfolio") as of December 31, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year then ended and for the period from March 1, 2000 (commencement of operations) to December 31, 2000. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from the brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the State Street Equity 500 Index Portfolio of State Street Master Funds at December 31, 2001, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the year then ended and for the period from March 1, 2000 (commencement of operations) to December 31, 2000, in conformity with accounting principles generally accepted in the United States.


                                                  /s/ ERNST & YOUNG LLP
Boston, Massachusetts
February 8, 2002

--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO
December 31, 2001
--------------------------------------------------------------------------------

                     STATE STREET MASTER FUNDS (UNAUDITED)

                                                                                      NUMBER OF
                                                                                    PORTFOLIOS IN        OTHER
                         POSITION(S)   TERM OF OFFICE                               FUND COMPLEX     DIRECTORSHIPS
NAME, ADDRESS, AND        HELD WITH    AND LENGTH OF       PRINCIPAL OCCUPATION      OVERSEEN BY        HELD BY
AGE                         FUND        TIME SERVED       DURING PAST FIVE YEARS       TRUSTEE          TRUSTEE
------------------       -----------  ----------------    ----------------------    -------------    -------------
NON-INTERESTED TRUSTEES

Michael F. Holland        Trustee     Term: Indefinite  Holland & Company L.L.C.,         10        Director of the
Age: 57                   and         Elected: 9/99     Chairman, 1995 to present.                  Holland Series
P.O. Box 5049             Chairman                                                                  Fund, Inc. and
Boston, MA 02206          of the                                                                    the China Fund,
                          Board                                                                     Inc.

William L. Boyan          Trustee     Term: Indefinite  Trustee of Old Mutual             10        Trustee of Old
Age: 65                               Elected: 9/99     South Africa Equity Trust                   Mutual South
P.O. Box 5049                                           since 1983; Chairman of                     Africa Equity
Boston, MA 02206                                        the Board of Trustees of                    Trust
                                                        Children's Hospital and
                                                        Children's Medical Center
                                                        since 1984; Director of
                                                        John Hancock Mutual Life
                                                        Insurance Company, 1983 to
                                                        1998; and President and
                                                        Chief Operations Officer
                                                        of John Insurance Company,
                                                        1992 to 1998. Mr. Boyan
                                                        retired in 1999.

Rina K. Spence            Trustee     Term: Indefinite  President of SpenceCare           10        Director of
Age: 53                               Elected: 7/99     International LLC since                     Berkshire Life
P.O. Box 5049                                           1998; Chief Executive                       Insurance
Boston, MA 02206                                        Officer of Consensus                        Company of
                                                        Pharmaceutical, Inc., 1998                  America
                                                        to 1999; and Founder,
                                                        President and Chief
                                                        Executive Officer of
                                                        Spence Center for Women's
                                                        Health, 1994 to 1998.

Douglas T. Williams       Trustee     Term: Indefinite  Executive Vice President          10        None
Age: 60                               Elected: 7/99     of Chase Manhattan Bank,
P.O. Box 5049                                           1987 to 1999. Mr. Williams
Boston, MA 02206                                        retired in 1999.

--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO
December 31, 2001
--------------------------------------------------------------------------------

                     STATE STREET MASTER FUNDS (UNAUDITED)

                                                                                      NUMBER OF
                                                                                    PORTFOLIOS IN       OTHER
                         POSITION(S)   TERM OF OFFICE                               FUND COMPLEX    DIRECTORSHIPS
NAME, ADDRESS, AND        HELD WITH    AND LENGTH OF       PRINCIPAL OCCUPATION      OVERSEEN BY       HELD BY
AGE                         FUND        TIME SERVED       DURING PAST FIVE YEARS       TRUSTEE         TRUSTEE
------------------       -----------  ----------------    ----------------------    -------------   -------------
OFFICERS

Kathleen C. Cuocolo       President   Term: Indefinite  Executive Vice President          --              --
Age: 49                               Elected: 5/00     of State Street Bank and
Two Avenue de Lafayette                                 Trust Company since 2000;
Boston, MA 02111                                        and Senior Vice President
                                                        of State Street Bank and
                                                        Trust Company, 1982 to
                                                        2000.

Janine L. Cohen           Treasurer   Term: Indefinite  Senior Vice President of          --              --
Age: 48                               Elected: 5/00     State Street Bank and
Two Avenue de Lafayette                                 Trust Company since 2001;
Boston, MA 02111                                        and Vice President of
                                                        State Street Bank and
                                                        Trust Company, 1992 to
                                                        2000.

Julie A. Tedesco          Secretary   Term: Indefinite  Vice President and Counsel        --              --
Age: 44                               Elected: 5/00     of State Street Bank and
One Federal Street                                      Trust Company since 2000;
Boston, MA 02110                                        and Counsel of First Data
                                                        Investor Services Group,
                                                        Inc., 1994 to 2000.

K. David James            Assistant   Term: Indefinite  Associate Counsel of State        --              --
Age: 31                   Secretary   Elected: 9/01     Street Bank and Trust
One Federal Street                                      Company since 2000, and
Boston, MA 02110                                        1998 to 1999; Paralegal
                                                        Manager of PFPC Inc., 1999
                                                        to 2000; and Legal Manager
                                                        of Fidelity Investments,
                                                        1996 to 1998.

--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS OF THE TRUST
(Unaudited)
--------------------------------------------------------------------------------

     The Trustees and officers of the Trust are listed below, together with their principal occupations during the past five years. Unless otherwise indicated, the address of each person listed below is 4151 Amon Carter Boulevard, MD 2450, Fort Worth, Texas 76155. Each Trustee oversees twenty-four funds in the fund complex that includes the AMR Investment Services Trust, the American AAdvantage Funds, the American AAdvantage Mileage Funds, and the American AAdvantage Select Funds. The Trust's Statement of Additional Information contains additional information about the Trustees and is available without charge by calling 1-800-388-3344.

                            POSITION, TERM OF
                            OFFICE AND LENGTH
                              OF TIME SERVED             PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
NAME, AGE AND ADDRESS         WITH THE TRUST                      AND CURRENT DIRECTORSHIPS
---------------------       -----------------            -------------------------------------------
INTERESTED TRUSTEE
                                  TERM
                            ------------------

                            Lifetime of Trust
                              until removal,
                              resignation or
                               retirement*

William F. Quinn** (54)     Trustee since 1987   President, AMR Investment Services, Inc. (1986-Present);
                              and President      Chairman, American Airlines Employees Federal Credit Union
                                since 1986       (1989-Present); Director, Crescent Real Estate Equities,
                                                 Inc. (1994-Present); Member, Southern Methodist University
                                                 Cox School of Business Advisory Board (1999-Present);
                                                 Director, Southern Methodist University Endowment Fund
                                                 Advisory Board (1996-Present); Member, New York Stock
                                                 Exchange Pension Manager's Advisory Committee (1997-1998,
                                                 2000-Present); Trustee, American AAdvantage Funds
                                                 (1987-Present); Trustee, American AAdvantage Select Funds
                                                 (1999-Present).

NON-INTERESTED TRUSTEES
                                  TERM
                            ------------------

                            Lifetime of Trust
                              until removal,
                              resignation or
                               retirement*

Alan D. Feld (65)           Trustee since 1996   Partner, Akin, Gump, Strauss, Hauer & Feld, LLP (law firm)
1700 Pacific Avenue                              (1960- Present); Director, Clear Channel Communications
Suite 4100                                       (1984-Present); Trustee, CenterPoint Properties
Dallas, Texas 75201                              (1994-Present); Trustee, American AAdvantage Funds
                                                 (1996-Present); Trustee, American AAdvantage Select Funds
                                                 (1999-Present).

Dee J. Kelly, Jr. (41)      Trustee since 2001   Partner, Kelly, Hart & Hallman (law firm) (1985-Present);
201 Main Street, Suite                           Trustee, American AAdvantage Funds (2001-Present); Trustee,
2500                                             American AAdvantage Select Funds (2001-Present).
Fort Worth, Texas 76102

Stephen D. O'Sullivan (66)  Trustee since 1987   Consultant (1994-Present); Trustee, American AAdvantage
5730 East 105th Street                           Funds (1987-Present); Trustee, American AAdvantage Select
Tulsa, Oklahoma 74137                            Funds (1999- Present).

--------------------------------------------------------------------------------

(Unaudited)
--------------------------------------------------------------------------------

                            POSITION, TERM OF
                            OFFICE AND LENGTH
                              OF TIME SERVED             PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
NAME, AGE AND ADDRESS         WITH THE TRUST                      AND CURRENT DIRECTORSHIPS
---------------------       -----------------            -------------------------------------------

NON-INTERESTED TRUSTEES -- (CONTINUED)

R. Gerald Turner (56)       Trustee since 2001   President, Southern Methodist University (1995-Present);
225 Perkins Admin. Bldg.                         Director, ChemFirst (1986-Present); Director, J.C. Penney
Southern Methodist Univ.                         Company, Inc. (1996-Present); Director, California Federal
Dallas, Texas 75275                              Preferred Capital Corp. (2001-Present); Member, United Way
                                                 of Dallas Board of Directors; Member, Salvation Army of
                                                 Dallas Board of Directors; Member, Methodist Hospital
                                                 Advisory Board; Member, Knight Commission on Intercollegiate
                                                 Athletics; Member, National Association of Independent
                                                 Colleges and Universities Board of Directors; Trustee,
                                                 American AAdvantage Funds (2001-Present); Trustee, American
                                                 AAdvantage Select Funds (2001-Present).

Kneeland Youngblood (46)    Trustee since 1996   Managing Partner, Pharos Capital Group, LLC (a private
100 Crescent Court                               equity firm) (1998-Present); Trustee, The Hockaday School
Suite 1740                                       (1997-Present); Director, Starwood Hotels and Resorts
Dallas, Texas 75201                              (2001-Present); Member, Council on Foreign Relations
                                                 (1995-Present); Director, Just For the Kids (1995-Present);
                                                 Director, L&B Realty Advisors (1998-2000); Trustee, Teachers
                                                 Retirement System of Texas (1993-1999); Director, United
                                                 States Enrichment Corporation (1993-1998), Director,
                                                 Starwood Financial Trust (1998-2001); Trustee, American
                                                 AAdvantage Funds (1996-Present); Trustee, American
                                                 AAdvantage Select Funds (1999-Present).

OFFICERS
                                  TERM
                            ------------------

                                One Year

Nancy A. Eckl (39)            VP since 1990      Vice President, Trust Investments, AMR Investment Services,
                                                 Inc. (1990-Present).

Michael W. Fields (48)        VP since 1989      Vice President, Fixed Income Investments, AMR Investment
                                                 Services, Inc. (1988-Present).

Barry Y. Greenberg (38)     VP and Assistant     Vice President, Legal and Compliance, AMR Investment
                             Secretary since     Services, Inc. (1995-Present).
                                   1995

Rebecca L. Harris (35)       Treasurer since     Vice President, Finance, AMR Investment Services, Inc.
                                   1995          (1995- Present).

John B. Roberson (43)         VP since 1989      Vice President, Director of Sales, AMR Investment Services,
                                                 Inc. (1991-Present).

Robert J. Zutz (49)          Secretary since     Partner, Kirkpatrick & Lockhart LLP (law firm).
1800 Massachusetts Ave. NW         1998
2nd Floor
Washington, D.C. 20036

---------------

* The Board has adopted a retirement plan that requires Trustees to retire no later than the last day of the calendar year in which they reach the age of 70, with the exception of Mr. Quinn.

** Mr. Quinn is deemed to be an "interested person" of the Trust and AMR Trust, as defined by the 1940 Act. Mr. Quinn is President of the Manager.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE MILEAGE FUNDS
SPECIAL MEETING OF SHAREHOLDERS (Unaudited)
--------------------------------------------------------------------------------

     A special meeting of shareholders of the American AAdvantage S&P 500 Index Mileage Fund (the "Fund") was held on February 13, 2002. The following matter was voted on at the meeting:

     (1) To approve the proposed Agreement of Reorganization and Termination between the Mileage Trust, on behalf of the Fund, and the American AAdvantage Funds, on behalf of its S&P 500 Index Fund.

   FOR         AGAINST     ABSTAIN   NON-VOTING
   ---         -------     -------   ----------
95,095.494   333,767.276    0.000    131,452.123

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE MILEAGE FUNDS
PRIVACY POLICY (Unaudited)
--------------------------------------------------------------------------------

     The American AAdvantage Mileage Funds recognizes and respects the privacy of our shareholders. We are providing this notice to you so you will understand how shareholder information may be collected and used.

     We may collect nonpublic personal information about you from one or more of the following sources:

     - information we receive from you on applications or other forms;

     - information about your transactions with us or our service providers; and

     - information we receive from third parties.

     We do not disclose any nonpublic personal information about our shareholders or former shareholders to anyone, except as permitted by law.

     We restrict access to your nonpublic personal information to those employees or service providers who need to know that information to provide products or services to you. To ensure the confidentiality of your nonpublic personal information, we maintain safeguards that comply with federal standards.

--------------------------------------------------------------------------------

                             [AMERICAN EAGLE LOGO]

                             [AMERICAN EAGLE LOGO]

                              AMERICAN EAGLE LOGO

                    [AMERICAN AADVANTAGE MILEAGE FUNDS LOGO]
--------------------------------------------------------------------------------

TO OBTAIN MORE INFORMATION ABOUT THE FUNDS:


                [KEY BOARD GRAPHIC]                                 [MOUSE GRAPHIC]
                    BY E-MAIL:                                      ON THE INTERNET:
         american aadvantage.funds@aa.com                 Visit our website at www.aafunds.com

--------------------------------------------------------------------------------


               [TELEPHONE GRAPHIC]                                 [MAILBOX GRAPHIC]
                  BY TELEPHONE:                                         BY MAIL:
                  Mileage Funds                            American AAdvantage Mileage Funds
               Call (800) 388-3344                              P.O. Box 619003, MD 2450
                                                               DFW Airport, TX 75261-9003

FUND SERVICE PROVIDERS:

 CUSTODIAN                      TRANSFER AGENT                      INDEPENDENT AUDITORS    DISTRIBUTOR
 STATE STREET BANK AND TRUST    NATIONAL FINANCIAL DATA SERVICES    ERNST & YOUNG LLP       SWS FINANCIAL SERVICES
 Boston, Massachusetts          Kansas City, Missouri               Dallas, Texas           Dallas, Texas

This report is prepared for shareholders of the American AAdvantage Mileage Funds and may be distributed to others only if preceded or accompanied by a current prospectus.

--------------------------------------------------------------------------------

American Airlines is not responsible for investments made in the American AAdvantage Mileage Funds. American AAdvantage Mileage Funds is a registered service mark of AMR Corporation.

                                [AMR BACK COVER]






                                                                IDX-MIL 12/01 AR